SecureDesigns® Variable Annuity	SecureDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573

Supplement Dated April 12, 2011
To Prospectus Dated May 1, 2010

Important Information about
Rydex | SGI VT International Long Short Select

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the liquidation of the Rydex | SGI VT International Long Short Select fund (referred to herein as “the Fund”), which underlies a Subaccount. The Fund will be liquidated on or about April 27, 2011. Effective as of April 27, 2011, the Rydex | SGI VT International Long Short Select Subaccount (referred to herein as “the Subaccount”) will no longer be available. Effective April 27, 2011, the Fund will no longer accept new investments or additional investments from existing Contract Owners except through reinvestment of dividends.

As a result of the liquidation of the Fund, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to April 27, 2011. If no such transfer is made by close of business on April 27, 2011, your Contract Value allocated to the Subaccount will be reallocated to the Rydex | SGI VT Money Market Subaccount. If you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex | SGI VT Money Market Subaccount.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
American Century VP Mid Cap Value	Class II	Seeks long-term growth with income as a secondary objective	American Century Investment Management, Inc.
American Century VP Ultra® Fund	Class II	Long-term capital growth	American Century Investment Management, Inc.
American Century VP Value Fund	Class II	Long-term capital growth	American Century Investment Management, Inc.
Dent Strategic Portfolio		Long-term growth of capital	HS Dent Investment Management LLC
Dreyfus IP Technology Growth Portfolio	Service	Capital appreciation	The Dreyfus Corporation
Dreyfus VIF International Value Portfolio	Service	Long-term capital growth	The Dreyfus Corporation

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Franklin Income Securities Fund	Class 2	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Class 2	Long-term total return	Franklin Advisory Services, LLC
Franklin Templeton VIP Founding Funds Allocation		Capital appreciation, with income as a secondary goal.	Franklin Templeton Services, LLC
Invesco V.I. Basic Value Fund	Series II	Long-term growth of capital	Invesco Advisors, Inc.
Invesco V.I. Capital Development Fund	Series II	Long-term growth of capital	Invesco Advisors, Inc.
Invesco V.I. Global Health Care Fund	Series I	Capital growth	Invesco Advisors, Inc.
Invesco V.I. Global Real Estate Fund	Series I	High total return through growth of capital and current income.	Invesco Advisors, Inc. (Investment Adviser) Invesco Asset Management Limited (Sub-Adviser)
Invesco V.I. International Growth Fund	Series II	Long-term growth of capital	Invesco Advisors, Inc.
Invesco V.I. Mid Cap Core Equity Fund	Series II	Long-term growth of capital	Invesco Advisors, Inc.
Invesco Van Kampen V.I. Comstock	Class II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Van Kampen Asset Management
Invesco Van Kampen V.I. Equity and Income Portfolio	Class II	Capital appreciation and current income	Morgan Stanley Investment Management Inc.
Invesco Van Kampen V.I. Government	Class II	High current return consistent with preservation of capital	Van Kampen Asset Management
Janus Aspen Enterprise	Service	Seeks long-term growth of capital	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital	Janus Capital Management LLC
Legg Mason ClearBridge Variable Aggressive Growth Portfolio	Class II	Seeks capital appreciation	Legg Mason Partners Fund Advisor, LLC (Investment Adviser) ClearBridge Advisors, LLC (Sub-Adviser)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio	Class I	Seeks long-term growth of capital	Legg Mason Partners Fund Advisor, LLC (Investment Adviser) ClearBridge Advisors, LLC (Sub-Adviser)
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	Class II	Seeks to maximize total return, consistent with the preservation of capital	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company and Western Asset Management Company Limited (Sub-Advisers)
MFS® VIT Research International Series	Service	Capital appreciation	Massachusetts Financial Services Company
MFS® VIT Total Return Series	Service	To Seek Total Return	Massachusetts Financial Services Company
MFS® VIT Utilities Series	Service	To Seek Total Return	Massachusetts Financial Services Company
Morgan Stanly UIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Mutual Global Discovery Securities Fund	Class 2	Capital appreciation	Franklin Mutual Advisers, LLC
Neuberger Berman AMT Socially Responsive	Class S	Long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy	Neuberger Berman Management LLC (Investment Adviser) Neuberger Berman, LLC (Sub-Adviser)

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Oppenheimer Core Bond Fund/VA	Service
The Fund seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities.
OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	This Fund invests in a well-diversified mix of smaller company stocks for capital appreciation potential.	OppenheimerFunds, Inc.
PIMCO VIT All Asset Portfolio	Administrative	Seeks maximum real return consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Administrative	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
Royce Capital Fund—Micro-Cap Portfolio	Investment	Long-term growth of capital	Royce & Associates, LLC
Rydex | SGI VT All Cap Value		Long-term growth of capital	Security Global Investors
Rydex | SGI VT All-Asset Aggressive Strategy		The Essential Portfolio Aggressive Fund’s objective is to primarily seek growth of capital.	Security Global Investors
Rydex | SGI VT All-Asset Conservative Strategy		The Essential Portfolio Conservative Fund’s objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Security Global Investors
Rydex | SGI VT All-Asset Moderate Strategy		The Essential Portfolio Moderate Fund’s objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Security Global Investors
Rydex | SGI VT Alternative Strategies Allocation		Investment returns with a low correlation to the returns of traditional stocks and bonds	Security Global Investors
Rydex | SGI VT CLS AdvisorOne Amerigo Fund		Long-term growth of capital without regard to current income	Security Global Investors (Investment Adviser) CLS Investment Firm, LLC (Sub-Adviser)
Rydex | SGI VT CLS AdvisorOne Clermont Fund		Current income and growth of capital	Security Global Investors (Investment Adviser) CLS Investment Firm, LLC (Sub-Adviser)
Rydex | SGI VT Global		Long-term growth of capital	Security Global Investors (Investment Adviser) Security Global Investors, LLC (Sub-Adviser)
Rydex | SGI VT High Yield		High current income and capital appreciation as a secondary objective	Security Global Investors
Rydex | SGI VT Large Cap Concentrated Growth		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Large Cap Core		Long-term growth of capital	Security Global Investors

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Rydex | SGI VT Large Cap Value		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Managed Asset Allocation		High level of total return	Security Global Investors (Investment Adviser) T. Rowe Price Associates, Inc. (Sub-Adviser)
Rydex | SGI VT Managed Futures Strategy		Seeks to provide investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator®.	Security Global Investors
Rydex | SGI VT Mid Cap Growth		Capital appreciation	Security Global Investors
Rydex | SGI VT Mid Cap Value		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Money Market		As high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Security Global Investors
Rydex | SGI VT Multi-Cap Core Equity		Long-term capital appreciation	Security Global Investors
Rydex | SGI VT Multi-Hedge Strategies		Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.	Security Global Investors
Rydex | SGI VT Small Cap Growth		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Small Cap Value		Long term capital appreciation	Security Global Investors
Rydex | SGI VT US Intermediate Bond		Provide current income	Security Global Investors
Rydex | SGI VT U.S. Long Short Momentum		Long-term capital appreciation	Security Global Investors

Please Retain This Supplement For Future Reference